UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2015 (unaudited)

	Warrants			Value
Warrants 0.0%
South Africa 0.0%
[a,i]Edcon Holdings Ltd., F wts., 2/20/49	4,375			$—
[a,i]Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411			—
[a,i]Edcon Holdings Ltd., F2 wts., 2/20/49	6,335,969			—
Total Warrants (Cost $—)				—
	Principal Amount*
Foreign Government and Agency Securities 58.4%
Bosnia & Herzegovina 0.4%
[b]Government of Bosnia & Herzegovina, FRN, 0.875%, 12/11/17	4,769,490		DEM	2,370,608

Brazil 7.5%
Nota Do Tesouro Nacional,
10.00%, 1/01/17	6,300	[c]	BRL	1,543,226
10.00%, 1/01/21	1,725	[c]	BRL	361,169
[d]Index Linked, 6.00%, 5/15/17	134	[c]	BRL	94,439
[d]Index Linked, 6.00%, 5/15/19	16,424	[c]	BRL	11,179,082
[d]Index Linked, 6.00%, 8/15/22	11,920	[c]	BRL	7,807,526
[d]Index Linked, 6.00%, 5/15/23	13,639	[c]	BRL	8,880,908
[d]Index Linked, 6.00%, 8/15/24	3,340	[c]	BRL	2,191,663
[d]Index Linked, 6.00%, 8/15/50	18,020	[c]	BRL	11,006,837
				43,064,850
Croatia 1.5%
[e]Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000			8,610,703

Ecuador 4.2%
[e]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	31,380,000			24,232,264

El Salvador 0.4%
[e]Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000			2,390,499

Ethiopia 1.6%
[e]Federal Democratic Republic of Ethiopia, 144A, 6.625%, 12/11/24	10,000,000			9,338,850

Georgia 0.6%
[e]Government of Georgia, 144A, 6.875%, 4/12/21	3,050,000			3,255,341

Ghana 3.5%
Ghana Treasury Note,
24.25%, 10/09/17	1,130,000		GHS	301,083
23.95%, 11/06/17	610,000		GHS	162,025
Government of Ghana,
16.90%, 3/07/16	430,000		GHS	110,936
19.24%, 5/30/16	11,875,000		GHS	3,054,531
23.00%, 2/13/17	9,670,000		GHS	2,532,026
25.48%, 4/24/17	230,000		GHS	61,918
24.44%, 5/29/17	3,670,000		GHS	978,813
26.00%, 6/05/17	130,000		GHS	35,319
25.40%, 7/31/17	3,410,000		GHS	920,592
23.00%, 8/21/17	13,160,000		GHS	3,442,448
23.23%, 2/19/18	3,340,000		GHS	876,166
22.49%, 4/23/18	1,730,000		GHS	448,127
23.47%, 5/21/18	8,220,000		GHS	2,168,349
19.04%, 9/24/18	14,300,000		GHS	3,441,427
24.50%, 10/22/18	5,917,000		GHS	1,592,350
21.00%, 3/23/20	110,000		GHS	26,765
				20,152,875
Hungary 3.5%
Government of Hungary,
5.375%, 2/21/23	3,500,000			3,851,138

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

senior note, 6.375%, 3/29/21	14,250,000			16,344,251
				20,195,389
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000		INR	1,028,562
senior bond, 8.35%, 5/14/22	20,200,000		INR	310,324
senior bond, 8.28%, 9/21/27	20,600,000		INR	316,405
senior bond, 8.60%, 6/02/28	71,000,000		INR	1,116,640
senior note, 7.28%, 6/03/19	2,700,000		INR	40,170
senior note, 8.12%, 12/10/20	51,300,000		INR	779,725
senior note, 7.16%, 5/20/23	12,700,000		INR	182,584
senior note, 8.83%, 11/25/23	171,200,000		INR	2,702,217
				6,476,627
Indonesia 3.6%
Government of Indonesia,
7.875%, 4/15/19	18,074,000,000		IDR	1,290,066
FR31, 11.00%, 11/15/20	134,139,000,000		IDR	10,644,399
FR36, 11.50%, 9/15/19	40,000,000,000		IDR	3,166,316
FR40, 11.00%, 9/15/25	58,140,000,000		IDR	4,826,440
FR61, 7.00%, 5/15/22	1,720,000,000		IDR	114,594
senior bond, 5.625%, 5/15/23	703,000,000		IDR	42,797
senior bond, FR53, 8.25%, 7/15/21	5,281,000,000		IDR	378,663
				20,463,275
Iraq 3.5%
[e]Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000			19,851,691

Kenya 1.0%
[e]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	6,033,000			5,516,394

Lithuania 0.3%
[e]Government of Lithuania, 144A, 7.375%, 2/11/20	1,420,000			1,694,465

Mexico 2.5%
Government of Mexico,
7.25%, 12/15/16	367,050	[f]	MXN	2,295,825
7.75%, 12/14/17	1,329,920	[f]	MXN	8,589,840
senior note, M, 5.00%, 6/15/17	607,200	[f]	MXN	3,722,005
				14,607,670
Mongolia 1.0%
[e]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	7,100,000			5,775,459

Senegal 1.1%
[e]Government of Senegal, 144A, 6.25%, 7/30/24	6,900,000			6,410,238

Serbia 4.3%
[e]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	11,080,000			12,685,160
Serbia Treasury Bond, 8.00%, 10/22/20	133,400,000		RSD	1,244,214
Serbia Treasury Note,
10.00%, 1/30/16	3,510,000		RSD	30,949
10.00%, 5/22/16	17,420,000		RSD	156,578
10.00%, 6/27/16	65,340,000		RSD	590,558
10.00%, 8/15/16	26,900,000		RSD	244,891
10.00%, 10/17/16	15,050,000		RSD	138,225
10.00%, 12/19/16	15,400,000		RSD	142,579
8.00%, 1/12/17	1,540,000		RSD	14,008
8.00%, 3/23/17	400,000		RSD	3,654
8.00%, 4/06/17	9,050,000		RSD	82,735
10.00%, 5/08/17	10,040,000		RSD	94,322
10.00%, 11/08/17	36,330,000		RSD	346,861
10.00%, 4/27/18	744,450,000		RSD	7,230,219
10.00%, 11/21/18	13,450,000		RSD	132,486
10.00%, 3/20/21	56,890,000		RSD	568,538
10.00%, 6/05/21	33,720,000		RSD	332,974

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

10.00%, 9/11/21	68,330,000	RSD	677,587
			24,716,538
Slovenia 0.4%
[e]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	2,210,000		2,535,776
Sri Lanka 3.3%
Government of Sri Lanka,
10.60%, 7/01/19	483,950,000	LKR	3,580,404
10.60%, 9/15/19	321,640,000	LKR	2,385,145
8.00%, 11/01/19	18,120,000	LKR	124,176
9.25%, 5/01/20	68,990,000	LKR	488,813
11.20%, 7/01/22	31,680,000	LKR	243,443
[e]144A, 5.875%, 7/25/22	7,750,000		7,376,915
A, 9.00%, 5/01/21	387,750,000	LKR	2,715,552
A, 11.00%, 8/01/21	259,200,000	LKR	1,969,728
			18,884,176
[g]Supranational 0.9%
[h]Eastern & Southern African Trade and Development Bank, Reg S, 6.875%, 1/09/16	5,000,000		4,993,500
Ukraine 7.1%
[e]Government of Ukraine, 144A,
7.75%, 9/01/19	816,000		799,492
7.75%, 9/01/20	3,628,000		3,523,768
7.75%, 9/01/21	3,506,000		3,369,704
7.75%, 9/01/22	3,406,000		3,252,696
7.75%, 9/01/23	3,406,000		3,239,498
7.75%, 9/01/24	3,406,000		3,220,152
7.75%, 9/01/25	3,406,000		3,192,835
7.75%, 9/01/26	3,406,000		3,187,675
7.75%, 9/01/27	3,406,000		3,166,746
[o]GDP Linked Securities, 5/31/40	6,852,000		3,220,440
[e]Kyiv Finance PLC, (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	12,940,000		10,360,761
			40,533,767
Zambia 5.1%
[e]Government of Zambia International Bond,
144A, 5.375%, 9/20/22	26,070,000		20,142,985
144A, 8.50%, 4/14/24	2,470,000		2,148,320
senior bond, 144A, 8.97%, 7/30/27	7,730,000		6,714,510
			29,005,815
Total Foreign Government and Agency Securities (Cost $395,967,968)			335,076,770
Quasi-Sovereign and Corporate Bonds 18.1%
Bermuda 0.4%
[e]Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	2,860,000		2,320,175
Canada 1.1%
[e]First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22	10,000,000		6,250,000
Chile 2.0%
[e]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000		11,640,000
Costa Rica 2.4%
[i]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,400,000		13,833,866
Mexico 0.0%†
[e,j]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	8,420,000		178,925

Nigeria 3.8%
[e]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	10,100,000		9,058,438
[e]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	13,670,000		12,640,854
			21,699,292
Peru 0.2%
[e]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,	1,281,334		1,236,098
5/31/18

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
Poland 1.0%
[e,k]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	5,250,000	EUR	5,721,046
Russia 1.6%
LUKOIL International Finance BV,
[e]144A, 6.656%, 6/07/22	4,540,000		4,760,735
[h]Reg S, 6.656%, 6/07/22	3,970,000		4,165,165
			8,925,900
South Africa 1.7%
[e]Edcon Ltd., senior secured note, 144A,
9.50%, 3/01/18	7,250,000		4,558,438
9.50%, 3/01/18	2,828,000	EUR	1,904,981
[k]PIK, 8.00%, 6/30/19	555,575	EUR	511,300
[k]PIK, 8.00%, 6/30/19	1,111,150	EUR	1,045,392
[k]PIK, 12.75%, 6/30/19	1,666,725	EUR	1,568,088
			9,588,199
Turkey 1.7%
[e]Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	3,000,000		2,958,165
[e]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	6,680,000		6,905,450
			9,863,615
Ukraine 1.0%
[e]Ukreiximbank, (BIZ Finance PLC), loan participation, senior bond, 144A, 9.75%,	6,405,000		5,872,424
1/22/25
United States 1.2%
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	101,000,000	MXN	6,584,811
Total Quasi-Sovereign and Corporate Bonds (Cost $136,255,065)			103,714,351
Total Investments before Short Term Investments (Cost $532,223,033)			438,791,121

Short Term Investments 19.0%
Foreign Government and Agency Securities (Cost $9,752,578) 1.7%
Mexico 1.7%
[l]Mexico Treasury Bill, 12/10/15 - 10/13/16	16,215,610[m] MXN		9,651,749

Total Investments before Money Market Funds (Cost $541,975,611)			448,442,870
	Shares
Money Market Funds (Cost $99,379,667) 17.3%
United States 17.3%
[a,n]Institutional Fiduciary Trust Money Market Portfolio	99,379,667		99,379,667
Total Investments (Cost $641,355,278) 95.5%			547,822,537
Other Assets, less Liabilities 4.5%			26,022,502
Net Assets 100.0%			$573,845,039

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The coupon rate shown represents the rate at period end.
c Principal amount is stated in 1,000 Brazilian Real Units.
d Redemption price at maturity is adjusted for inflation.

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $258,343,846, representing 45.02% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g A supranational organization is an entity formed by two or more central governments through international treaties.
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2015, the aggregate value of these securities was $9,158,665, representing 1.60% of net assets.
i See Note 6 regarding restricted securities.
j Defaulted security or security for which income has been deemed uncollectible.
k Income may be received in additional securities and/or cash.
l The security is traded on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n See Note 7 regarding investments in affiliated management investment companies.
o Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and the principal or “notional” value of this GDP linked security.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
At November 30, 2015 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount *		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
South Korean Won	JPHQ	Buy	7,297,662,505	6,540,882		12/09/15	$-	$(251,139)
Polish Zloty	DBAB	Buy	16,600,000	3,894,245	EUR	12/10/15	-	(8,781)
Polish Zloty	DBAB	Sell	16,600,000	3,904,269	EUR	12/10/15	19,375	-
Euro	SCNY	Sell	628,500	746,501		1/13/16	81,423	-
Japanese Yen	CITI	Sell	624,500,000	5,267,553		1/14/16	186,607	-
Japanese Yen	SCNY	Sell	1,873,240,000	15,899,168		1/14/16	658,445	-
Japanese Yen	HSBK	Sell	1,620,890,000	13,203,946		1/19/16	15,086	-
Japanese Yen	SCNY	Sell	1,770,880,000	14,343,987		1/19/16	-	(65,311)
Japanese Yen	DBAB	Sell	626,420,000	5,069,764		1/22/16	-	(27,584)
Malaysian Ringgit	DBAB	Buy	3,942,000	1,020,583		1/22/16	-	(94,844)
Euro	BZWS	Sell	2,547,416	2,892,259		1/27/16	195,594	-
Euro	DBAB	Sell	1,347,000	1,491,479		2/22/16	64,527	-
Euro	JPHQ	Sell	2,260,000	2,504,272		2/22/16	110,129	-
Euro	DBAB	Sell	3,345,000	3,671,472		3/31/16	123,663	-
Ghanaian Cedi	BZWS	Buy	2,895,477	613,449		4/08/16	81,962	-
Euro	DBAB	Sell	688,000	744,987		4/13/16	14,966	-
Euro	SCNY	Sell	413,000	443,242		4/13/16	5,017	-
Euro	GSCO	Sell	910,000	978,660		5/12/16	12,172	-
Euro	GSCO	Sell	2,753,000	2,978,553		5/16/16	54,286	-
Euro	BZWS	Sell	1,604,997	1,869,460		5/26/16	164,062	-
Euro	DBAB	Sell	1,506,000	1,687,940		6/06/16	87,075	-
Ghanaian Cedi	BZWS	Buy	1,780,000	341,323		6/10/16	68,971	-
Malaysian Ringgit	DBAB	Buy	2,499,000	639,212		7/20/16	-	(56,784)
Malaysian Ringgit	DBAB	Buy	4,793,000	1,224,985		7/27/16	-	(108,309)
Malaysian Ringgit	JPHQ	Buy	5,039,000	1,279,584		7/29/16	-	(105,713)
Euro	CITI	Sell	358,630	393,902		8/10/16	11,728	-
Euro	DBAB	Sell	2,344,550	2,607,374		8/15/16	108,426	-
Euro	MSCO	Sell	907,070	1,024,141		8/15/16	57,337	-
Euro	DBAB	Sell	359,450	403,005		8/17/16	19,854	-
Euro	MSCO	Sell	907,070	1,016,998		8/17/16	50,119	-
Euro	SCNY	Sell	362,390	422,134		8/26/16	35,715	-
Euro	DBAB	Sell	9,366,031	10,592,982		8/31/16	603,716	-
Euro	HSBK	Sell	826,000	936,775		10/13/16	54,127	-
Euro	DBAB	Sell	266,000	289,626		11/14/16	4,978	-
Euro	BZWS	Sell	10,415,000	11,293,609		11/16/16	147,490	-
Total Forw ard Exchange Contracts							$3,036,850	$(718,465)
Net unrealized appreciation (depreciation)							$2,318,385

* a In May U.S. be dollars comprised unless of multiple otherwise contracts indicated. with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
At November 30, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
		Notional	Expiration	Unrealized		Unrealized
Description	Exchange	Amount	Date	Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 0.926%	LCH	$17,160,000	10/17/17	$	- $	(4,129)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.309%	LCH	75,850,000	7/29/25		-	(2,352,589)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.752%	LCH	39,530,000	7/29/45		-	(2,263,135)
Total Interest Rate Sw ap Contracts				$-		$(4,619,853)
Net unrealized appreciation (depreciation)						$(4,619,853)

Abbreviations
Counterparty / Exchange
BZWS	Barclays Bank PLC
CITI	Citibank N.A.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JPMorgan Chase Bank N.A.
LCH	London Clearing House
MSCO	Morgan Stanley and Co. Inc.
SCNY	Standard Chartered Bank

Currency

BRL	Brazilian Real
DEM	Deutsche Mark
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
LKR	Sri Lankan Rupee
MXN	Mexican Peso
RSD	Serbian Dinar
Selected Portfolio

FRN	Floating Rate Note
GDP	Gross Domestic Product
PIK	Payment-In-Kind

Templeton Emerging Markets Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 act) as a closed end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the
New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the
Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the
Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over the counter (OTC)
securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over the counter (OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the
NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily
NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day.
Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets.
Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

 Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements,

events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non defaulting party the right to net and close out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over the counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$641,618,056

Unrealized appreciation	$9,455,284
Unrealized depreciation	(103,250,803)
Net unrealized appreciation (depreciation)	$(93,795,519)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in
U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At November 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount /		Acquisition
Warrants	Issuer	Date	Cost	Value
4,375	Edcon Holdings Ltd., F w ts., 2/20/49	11/27/2015	$-	$-
78,291,411	Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/2015	-	-
6,335,969	Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/2015	-	-
14,400,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%,
	11/15/33	12/18/2013	14,400,000	13,833,866

	Total Restricted Securities (Value is 2.41% of Net Assets)		$14,400,000	$13,833,866

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

 The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to August 31, 2013 the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	100,493,707	26,960,561	(28,074,601)	99,379,667	$99,379,667	$	- $	-	0.44%

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments,  interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair  value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Warrants	$-	$-	$-	[a]	$-
Foreign Government and Agency Securities[b]	-	335,076,770	-		335,076,770
Quasi-Sovereign and Corporate Bonds[b]	-	89,880,485	13,833,866		103,714,351
Short Term Investments	99,379,667	9,651,749	-		109,031,416
Total Investments in Securities	$99,379,667	$434,609,004	$13,833,866		$547,822,537

Other Financial Instruments
Forw ard Exchange Contracts	$-	$3,036,850	$-		$3,036,850

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$718,465	$-		$718,465
Sw ap Contracts	-	4,619,853	-		4,619,853
Total Other Financial Instruments	$-	$5,338,318	$-		$5,338,318

aIncludes securities determined to have no value at November 30, 2015.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended November 30, 2015, is as follows:

Net Change in Unrealized
	Balance at		Transfers				Net Unrealized		Appreciation
	Beginning of	Purchases	Into (Out of)	Cost Basis		Net Realized Gain	Appreciation	Balance at	(Depreciation) on Assets
	Period	(Sales)	Level 3	Adjustments		(Loss)	(Depreciation)	End of Period	Held at Period End
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$14,278,866	$ - $	-	$-	$	- $	(445,000)	$13,833,866	$(445,000)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2015, are as follows:

					Impact to Fair
	Fair Value at End				Value if Input
Description	of Period	Valuation Technique	Unobservable Input	Amount	Increases [a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$13,833,866	Discounted cash flow model	Discount rate[b]	8.6%	Decrease

aRepresents the expected directional change in the fair value of the Level 3 investments that w ould result from an increase in the corresponding input. A decrease to the unobservable input w ould have the opposite effect. Significant changes in these inputs could result in significantly higher or low er fair value measurement.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/LAURA F. FERGERSON______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

By /s/MARK H. OTANI______________

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2016